Property and Equipment - Schedule of Property and Equipment (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Property and equipment, Net	$ 11,621
Furniture and Equipment [Member]
Furniture and equipment	11,901
Less accumulated depreciation	(280)
Property and equipment, Net	$ 11,621